CONCENTRATION AND RISK (Details 2)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplier P [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]	100.00%
Supplier J [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]		60.00%
Supplier K [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]		16.00%

[1]	Less than 10%.